Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document and Entity Information
Entity Registrant Name	BANCO BILBAO VIZCAYA ARGENTARIA, S.A.
Entity Central Index Key	0000842180
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity a Well known Seasoned Issuer	Yes
Entity a Voluntary Filer	No
Entity Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock	6,667,886,580
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018